Income taxes (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Income Taxes 1	$ 730,000
Income Taxes 2	832,000
Income Taxes 3	$ 30,127,508
Income Taxes 4	50.00%